Operating Revenue - Significant customers (Details) - Operating revenue - Significant customers	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CMA CGM
Operating Revenue
Percentage of operating revenue	21.00%	20.00%	23.00%
MSC
Operating Revenue
Percentage of operating revenue	16.00%	13.00%	11.00%
HMM Korea
Operating Revenue
Percentage of operating revenue			12.00%